Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions USD ($)	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions CNY
Variable Interest Entity [Line Items]
Total assets	$ 83,378,576	517,330,710	546,679,148		$ 20,961,189	130,055,790	181,085,582
Total liabilities	51,726,999	320,945,335	356,546,005		37,332,667	231,634,266	248,360,907
Revenue					6,881,646	42,697,861	86,574,297	146,100,548
Net profit(loss)	$ (17,357,963)	(107,699,214)	(526,261,572)	(514,002,092)	$ 16,379,597	101,628,848	(201,412,786)	(163,422,412)